Business Combination (Details) - USD ($)			12 Months Ended
		May 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Cash consideration			$ 9,160,000
Amount consideration		$ 1,300,000
Payments of completion development		$ 1,500,000
Amortized over a period			5 years 7 months 6 days
Goodwill	[1]		$ 1,847,000
Amortization of tangible and intangible assets			$ 686
WACC [Member]
Business Combination [Line Items]
Discount rate, percentage			25.30%
Core Technology [Member]
Business Combination [Line Items]
Amortized over a period			5 years 7 months 6 days
Amortized discount rate, percentage			25.30%
Acroname [Member]
Business Combination [Line Items]
Percentage of acquire equity		100.00%
Cash consideration		$ 9,100,000
Earnout payments		$ 7,200,000
Revenue			$ 3,359,000	$ 780,000
Audio Video Segment [Member]
Business Combination [Line Items]
Goodwill			$ 1,847,000

[1]	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to a separate reporting unit within the CIB segment.